Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

E. Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.2 million to AIG during the three months ended September 30, 2012. The transaction was recorded in Retained earnings as a dividend. We also received one corporate aircraft from AIG and we recorded $25.9 million in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf:    We recorded $0.8 million and $(8.0) million in Additional paid in capital for the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of September 30, 2012, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note O—Fair Value Measurements and Note P—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $8.3 million and $5.6 million for the nine months ended September 30, 2012 and 2011, respectively.

        Our financial statements include the following amounts involving related parties:

	Three Months		Nine Months
Income Statement	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	(Dollars in thousands)
Expense (income):
Effect from derivatives on contracts with AIG Markets, Inc.(a)	$301	$(7,139)	$911	$(8,104)
Interest on derivative contracts with AIG Markets, Inc.	4,173	10,574	13,851	44,410
Allocation of corporate costs from AIG	3,904	1,549	18,451	(2,951)
Interest on time deposit account with AIG Markets(a)	(1,059)	—	(2,702)	—
Management fees received	(2,219)	(2,280)	(6,683)	(6,825)
Management fees paid to subsidiaries of AIG	40	18	156	70

Balance Sheet	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,102,659	$—
Derivative liabilities(b)	(23,910)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(283,053)	(279,441)
Accrued corporate costs payable to AIG	(21,111)	(21,672)
Equity:
Aircraft transfer to AIG	37,245	—
Aircraft contribution from AIG	(25,901)	—
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc, all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note P—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $2 million and $58.5 million to AIG during the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively.

Note D—Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including a tax sharing agreement, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements. In March 2010, we paid AIG $85 million that was due and payable on a loan related to certain transactions during 2002 and 2003 that accomplished AIG's overall tax planning objectives.

        Loans from AIG Funding Inc.:    We borrowed $3.9 billion from AIG Funding, a subsidiary of AIG, in 2009 to assist in funding our liquidity needs. On August 20, 2010, we prepaid in full the principal balance of approximately $3.9 billion plus accrued interest. See Note K—Debt Financing.

        Expenses Paid by AIG on Our Behalf.    We recorded $(8.0) million, $2.8 million and $3.3 million in Additional paid in capital for the years ended December 31, 2011, 2010 and 2009, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay. See Note M—Shareholders' Equity.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap and foreign currency swap agreements as of December 31, 2011 was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note T—Fair Value Measurements and Note U—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $7.9 million, $7.3 million and $6.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Our financial statements include the following amounts involving related parties:

Statement of Operations	2011	2010	2009
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$157,926	$100,504
Effect from derivatives on contracts with AIGFP novated to AIG Markets, Inc.(a)	8,414	45,725	(22,097)
Interest on derivative contracts with AIGFP novated to AIG Markets, Inc.	50,043	91,988	86,327
Lease revenue related to hedging of lease receipts with AIGFP(a)	—	224	723
Allocation of corporate costs from AIG	(1,246)	30,512	8,683
Management fees received	(9,323)	(9,429)	(9,457)
Management fees paid to subsidiaries of AIG	94	425	910

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Asset (liability):
Derivative assets, net(a)	$(31,756)	$58,187
Current income taxes and other tax liabilities (payable) to AIG(b)	(279,441)	(108,784)
Accrued corporate costs payable to AIG	(21,672)	(20,753)
(a)
See Note U — Derivative Financial Instruments for all derivative transactions

(b)
Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.